Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2019
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Critical Accounting Judgments and Key Sources of Estimation Uncertainty
Note 3—Critical Accounting Judgments and Key Sources of Estimation Uncertainty
In the application of our accounting policies, we are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Critical Judgments in Applying Accounting Policies
The following are the critical judgments, apart from those involving estimates, please see below, made in the process of applying our accounting policies and that have the most significant effect on the amounts recognized in our consolidated financial statements.
Revenue Recognition
We evaluate all our revenue generating transactions to ensure recognition in accordance with IFRS. Revenue is primarily generated from collaboration and license agreements, which typically involve multiple promises, and thus require significant judgments by us on certain areas including:

•	Determining whether the promises in the agreements are distinct performance obligations;

•	Identifying and constraining variable consideration in the transaction price including milestone payments;

•	Allocating transaction price to identified performance obligations based on their relative stand-alone selling prices; and

•	Determining whether performance obligations are satisfied over time, or at a point in time.
Critical judgments relating to specific revenue transactions are described below.
License Agreements
Judgments that significantly affect the determination of the amount and timing of revenue from contracts with customers relates to three license agreements, which were entered into in 2018.
Identifying Performance Obligations and Allocating Transaction Price
The three license
agreements with our associate Visen (“licensee”), grant the licensee exclusive rights to develop, manufacture, and commercialize patented product candidates in Greater China (the “Territory”), including the right to grant sub-licenses
to third parties. In addition to the licenses, we will deliver development services and clinical supply material to be used in clinical trials within the Territory.
In determination of the performance obligations under the license agreements, we have considered the stand-alone values of the promises in the contracts, and our responsibility in the future development activities including bringing the licensed products to market in the Territory.
While licensed product candidates are all in phase 1 clinical trials or later stages of development, we have concluded that the licensee can benefit from each promise in the contract either on their own or together with readily available resources. Accordingly, licenses, development services, and clinical trial supplies are all considered distinct performance obligations.

Classification of Licenses as
“Right-to-Use”
or
“Right-to-Access”
We have considered whether we are obligated or expected to perform research and development activities that significantly affect the licensee’s ability to benefit from product candidates. If we are contractually obligated, or if we determine that we are expected to perform research and development activities affecting the stand-alone functionality of the product candidate, the license is classified as
“right-to-access”.
Other licenses are classified as
“right-to-use”.
While licensed products are patented drug formulas, our future activities do not affect their stand-alone functionalities. Accordingly, all three licenses have been classified as
“right-to-use”,
with revenue recognized at the point in time, where licensee is granted access to the intellectual property.
Share-Based Payment
IFRS 2, “Share-Based Payment” requires an entity to reflect in its profit or loss and financial position the effects of share-based payment transactions, including expenses associated with transactions in which share options are granted to employees. We have granted warrants to employees, select consultants and board members under three different programs.
We use the Black-Scholes option-pricing model to value the warrants granted and critical judgments need to be exercised in determining the appropriate input to the valuation model as well as to determine the appropriate way of recognizing the expenses under IFRS 2.
Warrants granted under our warrant programs vest on a monthly basis over periods of up to 48 months. Due to the graded vesting, the related expenses are recognized on an accelerated basis; i.e.
,
each tranche of a warrant grant is treated separately for expense recognition purposes. Accordingly, the expenses related to each warrant grant is treated in up to 48 tranches, all being recognized over the vesting period.
See Note 6 for additional details on our warrant programs and recognition of expenses under IFRS 2.
Internally Generated Intangible Assets
IAS 38, “Intangible Assets” prescribes that intangible assets arising from development projects must be recognized in the consolidated statements of financial position
if the criteria for capitalization are met. That means (1) that the development project is clearly defined and identifiable; (2) that technological feasibility, adequate resources to complete and a market for the product or an internal use of the project can be documented; (3) that the expenditure attributable to the development project can be measured reliably; and (4) that we have the intent to produce and market the product or use it internally.
Such an intangible asset shall be recognized if it can be documented that the future income from the development project will exceed the aggregate cost of development, production, sale and administration of the product.
Due to the risk associated with drug development, future income from development projects cannot be determined with sufficient certainty until the development activities have been completed and the necessary marketing approvals have been obtained. Accordingly, we do not recognize internally generated intangible assets at this time.
Joint Arrangements / Collaboration Agreements
Collaboration agreements within our industry are often structured so that each party contributes its respective skills in the various phases of a development project. No joint control exists for such collaborations and the parties do not have any financial obligations on behalf of each other. Accordingly, neither of our collaborations nor license agreements are considered to be joint arrangements as defined in IFRS 11, “Joint Arrangements”.

Key Sources of Estimation Uncertainty
The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year.
Revenue Recognition—Allocation of Transaction Price to Performance Obligations
Transaction prices for our license agreements include
up-front,
non-refundable,
non-cash
consideration. Additionally, the agreements comprise separate cash remuneration for clinical supplies and development services, which approximate their stand-alone-selling prices.
For two license agreements, entered in 2018, we have allocated up-front
considerations to licenses and development services, respectively. While no active market exists for the licenses, we have determined the stand-alone value of the licenses according to an approximate market approach based on readily available information, which includes estimation uncertainties.
Impairment of Goodwill
Determining whether goodwill is impaired requires an estimation of the recoverable amount, being the higher of fair value less costs of disposal or value in use, of the cash-generating units to which goodwill has been allocated. The Company is determined to be a single cash-generating unit. Accordingly, the recoverable amount is determined based on an estimation of the Company’s fair value less costs of disposal. We have determined the fair value of goodwill after taking into account the market value of our ADSs representing the enterprise value of the group enterprise as of the reporting
date. No impairment loss has been recognized in 2019, 2018 or 2017. The carrying amount of goodwill at December 31, 2019 and 2018 was €3.5 million. See
N
ote 9 for further details.
Recognition of Accruals and Prepayments for Development, Manufacturing and Clinical Trial Activities
Payment terms for contractual work related to development, manufacturing, and clinical trial activities do not necessarily reflect the stage of completion of the individual projects and activities. Determination of the stage of completion for ongoing activities include estimation uncertainties as future efforts to complete the specific activity may be difficult to predict. We have reviewed all significant ongoing activities at the reporting date to determine the stage of completion compared to the invoices received and recognized accruals for any additional costs or prepayments for any invoiced costs in excess of the stage of completion. As of December 31, 2019, the consolidated statement of financial position included prepaid project costs of €5.8 million and accrued project costs of €10.5 million, compared to €11.4 million and €9.1 million, respectively, as of December 31, 2018.
Useful Lives of Property, Plant and Equipment
We review the estimated useful lives of property, plant and equipment at the end of each reporting period. We have concluded that the useful lives applied for 2019, 2018 and 2017 are appropriate.

Leases
In connection with adopting IFRS 16, the following are assessed as key assumptions concerning estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amount of right-to-use
assets and
/or
lease liabilities within the next financial year.
Lease Term
Certain lease arrangements provide us with a contractual right (not obligation) to either extend the lease after the initial term, or to terminate the lease within the enforceable lease term, i.e
.,
periods where lessor cannot terminate the lease. Those options cover periods in the range from
1-6
years in addition to the
non-cancellable
periods. Based on our assessment at December 31, 2019, the lease terms reflect only the non-cancellable
periods.
Incremental Borrowing Rate
Lease payments are discounted over the
non-
cancellable
periods, applying each contract’s incremental borrowing rate. In determining incremental borrowing rates, we have considered the contracts’ specific payment profiles and relevant currencies, and applied a corresponding risk-free interest rate, credit spread, and an asset specific adjustment, if applicable. The incremental borrowing rates applied are
2.25-2.5%
and
4.25-5.0%
for lease contracts denominated in EUR or Danish Kroner, and U.S. Dollars, respectively.
Except for the above areas, assumptions and estimates are not considered to be critical to the consolidated financial statements